Segment Information	12 Months Ended
Dec. 31, 2014
Segment Information [Text Block]
SEGMENT INFORMATION

In July 2002, the Company announced an organizational realignment that created two operating divisions within the Company. For reporting purposes, this organizational realignment created three reporting segments: the corporate activities of the holding Company, EDAP TMS S.A., the High Intensity Focused Ultrasound division and the Urological Devices and Services division. Then, in 2007, the Company created a new reporting segment dedicated to the FDA approval for Ablatherm-HIFU activity. The following tables set forth the key income statement figures, by segment for fiscal years 2014, 2013 and 2012 and the key balance sheet figures, by segment, for fiscal years 2014, 2013 and 2012.

The business in which the Company operates is the development and production of minimally invasive medical devices, primarily for the treatment of urological diseases. Substantially all revenues result from the sale of medical devices and their related license and royalty payments from third parties. The segments derive their revenues from this activity.

F- 43

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

Segment operating profit or loss and segment assets are determined in accordance with the same policies as those described in the summary of significant accounting policies. Interest income and expense, current and deferred income taxes are not allocated to individual segments. A reconciliation of segment operating profit or loss to consolidated net loss is as follows:

	2014	2013	2012
Segment operating loss	(1,736)	(2,755)	(2,030)
Financial income (expense), net	1,771	(901)	(4,594)
Foreign Currency exchange (losses) gains, net	(431)	(1,230)	(733)
Other income (expense), net	-	-	-
Income tax (expense) credit	(116)	(135)	(118)
Consolidated net loss	(512)	(5,021)	(7,475)

F- 44

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

A summary of the Company’s operations by segment is presented below for years ending December 31, 2014, 2013 and 2012:

	HIFU Division	UDS Division	EDAP TMS (Corporate)	FDA	Total consolidated
2014
Sales of goods	5,270	11,625	-	-	16,895
Sales of RPPs & leases	2,170	1,787	-	-	3,957
Sales of spare parts and services	760	4,640	-	-	5,400
Total sales	8,200	18,052	-	-	26,252
External other revenues	518	15	-	-	533
Total revenues	8,718	18,067	-	-	26,785
Total COS	(3,683)	(11,901)	-	-	(15,584)
Gross margin	5,035	6,166	-	-	11,201
R&D	(1,062)	(646)	-	(1,224)	(2,932)
Selling and marketing expenses	(2,151)	(4,527)	-	-	(6,678)
G&A	(660)	(1,153)	(1,514)	-	(3,328)
Total expenses	(3,874)	(6,326)	(1,514)	(1,224)	(12,937)
Operating income (loss)	1,162	(160)	(1,514)	(1,224)	(1,736)
Total Assets	7,468	20,778	3,715	193	32,154
Capital expenditures	464	569	-	-	1,033
Long-lived assets	1,410	3,300	192	-	4,902
Goodwill	645	1,767	-	-	2,412

	HIFU Division	UDS Division	EDAP TMS (Corporate)	FDA	Total consolidated
2013
Sales of goods	1,747	13,020	-	-	14,767
Sales of RPPs & leases	2,335	1,588	-	-	3,922
Sales of spare parts and services	1,031	4,344	-	-	5,375
Total sales	5,113	18,952	-	-	24,065
External other revenues	15		-	-	15
Total revenues	5,128	18,952	-	-	24,080
Total COS	(2,490)	(12,271)	-	-	(14,761)
Gross margin	2,638	6,681	-	-	9,319
R&D	(1,097)	(525)	-	(973)	(2,595)
Selling and marketing expenses	(1,587)	(4,692)	-	-	(6,279)
G&A	(657)	(963)	(1,415)	(165)	(3,200)
Total expenses	(3,342)	(6,179)	(1,415)	(1,138)	(12,074)
Operating income (loss)	(704)	502	(1,415)	(1,138)	(2,755)
Total Assets	6,769	18,303	1,692	110	26,874
Capital expenditures	38	720	-	-	758
Long-lived assets	1,251	2,981	202	-	4,434
Goodwill	645	1,767	-	-	2,412

F- 45

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

	HIFU Division	UDS Division	EDAP TMS (Corporate)	FDA	Total consolidated
2012
Sales of goods	1,884	15,126	-	-	17,009
Sales of RPPs & leases	2,695	1,293	-	-	3,988
Sales of spare parts and services	1,006	4,015	-	-	5,021
Total sales	5,585	20,433	-	-	26,018
External other revenues	47	-	-	-	47
Total revenues	5,632	20,433	-	-	26,065
Total COS	(2,909)	(12,723)	-	-	(15,632)
Gross margin	2,723	7,710	-	-	10,433
R&D	(920)	(746)	-	(992)	(2,659)
Selling and marketing expenses	(1,825)	(4,794)	-	-	(6,620)
G&A	(723)	(1,014)	(1,352)	(97)	(3,185)
Total expenses	(3,468)	(6,554)	(1,352)	(1,089)	(12,463)
Operating income (loss)	(746)	1,156	(1,352)	(1,089)	(2,030)
Total Assets	7,316	20,894	2,071	162	30,444
Capital expenditures	22	539	39	-	600
Long-lived assets	1,504	3,129	217	64	4,913
Goodwill	645	1,767	-	-	2,412